Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 13,393,709	$ 8,282,905	$ 8,003,340
Less: accumulated depreciation and amortization	(8,654,379)	(5,569,048)	(4,251,050)
Less: Impairment loss	(241,694)	(244,699)	0
Intangible assets, net	4,497,636	2,469,158	3,752,290
Software for internal use
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	9,407,431	7,292,101	6,456,377
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	2,728,118	682,399	743,309
Distribution network
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	802,730	0
Intangible assets under development
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	344,577	196,174	737,637
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	110,799	112,176	65,957
Trademark
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 54	$ 55	$ 60